Assets and Liabilities Measured at Fair Value on Recurring Basis (Detail) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Time deposits USD ($)	Dec. 31, 2013 Time deposits CNY	Dec. 31, 2012 Time deposits CNY	Dec. 31, 2013 Restricted cash USD ($)	Dec. 31, 2013 Restricted cash CNY	Dec. 31, 2012 Restricted cash CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets (Level 1) Time deposits CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Time deposits CNY	Dec. 31, 2013 Quoted prices in active markets for identical assets (Level 1) Restricted cash CNY	Dec. 31, 2012 Quoted prices in active markets for identical assets (Level 1) Restricted cash CNY	Dec. 31, 2013 Significant other observable inputs (Level 2) CNY	Dec. 31, 2012 Significant other observable inputs (Level 2) CNY	Dec. 31, 2013 Significant unobservable inputs (Level 3) CNY	Dec. 31, 2012 Significant unobservable inputs (Level 3) CNY
Cash and cash equivalents
Cash and cash equivalents				$ 206,400	1,249,481	676,476	$ 27,082	163,948	150,462	1,249,481	676,476	163,948	150,462
Foreign currency / commodity / interest rate swap derivatives
- Financial assets	4,399	26,632												26,632
- Financial liabilities	1,076	6,513	17,311											6,513	17,311
Conversion option of convertible bonds	$ 2,315	14,013	7,908													14,013	7,908